Cover Page	Jul. 22, 2021	Feb. 02, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name		CAPITAL BANCORP, INC
Entity Incorporation, State or Country Code		MD
Entity File Number		001-38671
Entity Tax Identification Number		52-2083046
Entity Address, Address Line One		2275 Research Boulevard
Entity Address, Address Line Two		Suite 600
Entity Address, City or Town		Rockville
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20850
City Area Code		301
Local Phone Number		468-8848
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		CBNK
Security Exchange Name		NASDAQ
Amendment Flag		false
Entity Central Index Key		0001419536